Advances from Third Parties (Details) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Short-term Debt [Abstract]
Proceeds from advances	$ 407,683	$ 519,531	$ 616,571	$ 839,505
Advances payable				$ 99,637
Advances to affiliate